Cash and Cash Equivalents and Financial Investments - Financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents and financial investments details1 [abstract]
Financial investments in local currency, fixed-income securities and funds		R$ 3,749,852	R$ 2,610,686
Financial investments in foreign currency, fixed-income securities and funds		1,278,940	303,417
Currency and interest rate hedging instruments	[1]	981,874	682,615
Total financial investments		6,010,666	3,596,718
Current		5,033,258	3,090,212
Non-current		R$ 977,408	R$ 506,506

[1]	Accumulated gains, net of income tax (see Note 33.i).